Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	350,000,000	350,000,000
Common stock, shares issued	102,665,126	32,000,000	29,560,667
Common stock, shares outstanding	102,665,126	32,000,000	29,560,667
Preferred stock, par value in dollars	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	0	53,000,000	53,000,000
Preferred stock, shares issued	0	693,000	693,000
Preferred stock, shares outstanding	0	693,000	693,000